Supplement to the John Hancock Sector Funds

                 Class A, Class B and Class C Shares Prospectus

                              dated March 1, 2006

John Hancock Regional Bank Fund

On page 10, the "Indexes" section has been deleted and replaced with the following:

Indexes (reflect no fees or taxes)

Standard & Poor's 500 Index, an unmanaged index that includes 500 widely traded stocks.

Standard & Poor's 500 Financial Index, an unmanaged index of financial sector stocks in the Standard & Poor's 500 Index.

Standard & Poor's 1500 Bank Index, an unmanaged index of banking sector stocks in the S&P 1500 Index.

-----------------------------------------------------------------------------------
Average annual total returns (including sales charge) for periods ending 12-31-05
-----------------------------------------------------------------------------------
                                                                            Life of
                                              1 year     5 year   10 year   Class C
Class A before tax                            -3.98%      6.98%    11.23%        --
Class A after tax on distributions            -6.01%      4.91%     9.29%        --
Class A after tax on distributions, with sale -0.72%      5.33%     9.12%        --
Class B before tax                            -4.12%      7.05%    11.19%        --
Class C before tax (began 3-1-99)             -0.52%      7.32%        --     5.91%
-----------------------------------------------------------------------------------
Standard & Poor's 500 Index*                   4.91%      0.54%     9.07%     1.70%
Standard & Poor's 500 Financial Index*         6.50%      3.76%    13.39%     6.17%
Standard & Poor's 1500 Bank Index*            -1.51%      7.33%     9.64%     6.62%

* On December 29, 2006, the Fund added the Standard & Poor's 1500 Bank Index, which includes both banks and savings and loans (thrifts) which, in addition to the Standard & Poor's 500 Index, more accurately reflects the investment universe of the Fund. Prior to December 29, 2006, the Fund compared its performance to the Standard & Poor's 500 Financial Index.


John Hancock Technology Leaders Fund

On page 14, the "Indexes" section has been deleted and replaced with the following:

Indexes (reflects no fees or taxes)

Standard & Poor's 500 Index, an unmanaged index that includes 500 widely traded stocks.

NASDAQ-100 Index, includes 100 of the largest domestic and international non-financial companies listed on the NASDAQ Stock Market based on market capitalization.

Russell 3000 Technology Index, an unmanaged index of technology sector stocks in the Russell 3000 Index, which represents the 3,000 largest U.S. companies based on total market capitalization.

-----------------------------------------------------------------------------------
Average annual total returns (including sales charge) for periods ending 12-31-05
-----------------------------------------------------------------------------------
                                                                         Life of
                                                     1 year    5 year    Class A
Class A before tax (began 6-29-99)                   -1.94%    -4.98%     -1.02%
Class A after tax on distributions                   -1.94%    -4.98%     -1.16%
Class A after tax on distributions, with sale        -1.26%    -4.17%     -0.94%
-----------------------------------------------------------------------------------
Standard & Poor's 500 Index*                          4.91%     0.54%      0.33%
NASDAQ-100 Index*                                     1.89%    -6.62%     -4.73%
Russell 3000 Technology Index*                        1.99%    -7.79%     -6.82%

* On December 29, 2006, the Fund added the Russell 3000 Technology Index, which in addition to the Standard & Poor's 500 Index, more accurately reflects the investment universe of the Fund. Prior to December 29, 2006, the Fund compared its performance to the NASDAQ 100 Index.




SECPS7                                                         December 29, 2006

                      John Hancock Technology Leaders Fund

           Supplement to the Institutional Class I Shares Prospectus

                               dated March 1, 2006

On page 4, the "Indexes" section has been deleted and replaced with the following:

Indexes (reflects no fees or taxes)

Standard & Poor's 500 Index, an unmanaged index that includes 500 widely traded stocks.

NASDAQ -100 Index, includes 100 of the largest domestic and international non-financial companies listed on the NASDAQ Stock Market based on market capitalization.

Russell 3000 Technology Index, an unmanaged index of technology sector stocks in the Russell 3000 Index, which represents the 3,000 largest U.S. companies based on total market capitalization.

---------------------------------------------------------------------------------
Average annual total returns (including sales charge) for periods ending 12-31-05
---------------------------------------------------------------------------------
                                                 1 year       5 year      Life of
                                                                          Class A
Class A before tax (began 6-29-99)               -1.94%       -4.98%      -1.02%
Class A after tax on distributions               -1.94%       -4.98%      -1.16%
Class A after tax on distributions, with sale    -1.26%       -4.17%      -0.94%
---------------------------------------------------------------------------------
Standard & Poor's 500 Index*                      4.91%        0.54%       0.33%
NASDAQ -100 Index*                                1.89%       -6.62%      -4.73%
Russell 3000 Technology Index*                    1.99%       -7.79%      -6.82%

* On December 29, 2006, the Fund added the Russell 3000 Technology Index, which in addition to the Standard & Poor's 500 Index, more accurately reflects the investment universe of the Fund. Prior to December 29, 2006, the Fund compared its performance to the NASDAQ 100 Index.


06IPS5                                                         December 29, 2006

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